Quarterly Data - Schedule of Quarterly Financial Information (Parenthetical) (Detail) (USD $)	3 Months Ended					6 Months Ended		9 Months Ended		12 Months Ended			1 Months Ended			3 Months Ended					6 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2011 Patent Infringements [Member]	Jul. 31, 2011 Patent Infringements [Member]	Aug. 31, 2009 Patent Infringements [Member]	Sep. 30, 2012 Patent Infringements [Member]	Sep. 30, 2013 Amounts Previously Reported [Member]	Jun. 30, 2013 Amounts Previously Reported [Member]	Sep. 30, 2012 Amounts Previously Reported [Member]	Jun. 30, 2012 Amounts Previously Reported [Member]	Jun. 30, 2013 Amounts Previously Reported [Member]	Jun. 30, 2012 Amounts Previously Reported [Member]	Sep. 30, 2013 Amounts Previously Reported [Member]	Sep. 30, 2012 Amounts Previously Reported [Member]	Dec. 31, 2012 Amounts Previously Reported [Member]	Dec. 31, 2011 Amounts Previously Reported [Member]
Effect of Fourth Quarter Events [Line Items]
Transaction costs related to the Reverse Merger		$ 790,000				$ 790,000		$ 790,000		$ 790,000								$ 790,000			$ 790,000		$ 790,000
Second installment payment of licensing agreement		1,000,000		9,353,000		1,000,000		1,000,000	9,353,000	1,000,000	77,353,000	24,908,000	34,200,000
Interest income					3,100,000								3,100,000
Amount awarded by jury to the company			$ 76,500,000											$ 37,300,000	$ 9,000,000	$ 9,000,000